TRANSACTIONS INVOLVING RELATED PARTIES AND AFFILIATES (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended			0 Months Ended	12 Months Ended
	Sep. 24, 2013	Jan. 31, 2013	Apr. 28, 2010 Terra Stabile [member]	Apr. 15, 2010 Aries Energy Corporation [Member]	Dec. 31, 2013 Terra Stabile A.E. and Terra Norma A.E. [Member]	Dec. 31, 2012 Terra Stabile A.E. and Terra Norma A.E. [Member]	Dec. 31, 2011 Terra Stabile A.E. and Terra Norma A.E. [Member]	Dec. 31, 2013 Aurora Properties [Member]	Dec. 31, 2012 Aurora Properties [Member]	Dec. 31, 2011 Aurora Properties [Member]
Operating leases, rent expense					$ 308	$ 346	$ 484	$ 42	$ 42	$ 42
Period for lease agreement			12 years
Issuance of common shares (in shares)	24,467	1,378			22,163	1,057		16,087	130
Outstanding liability settled amount					416	553		548	62
Administrative services fee								278	260
Acquisition of two kamsarmaxes				$ 112,700